Cost Method Investments (Details Textual) ¥ in Millions	Jul. 24, 2017	Nov. 12, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Nov. 12, 2016 CNY (¥)
Cost Method Investments (Textual)
Cost method investments			$ 3,688,676
Acquire equity interest, description	The Company entered into a supplemental agreement with Ling Ban, pursuant to which both parties consented to revoke the right the Company has to purchase of the 10% equity interest in Ling Ban Online from Ling Ban.	The Company further agreed to acquire an additional 10% equity interest in Ling Ban Online from Ling Ban for RMB6 million (approximately $864,000).
Ling Ban [Member]
Cost Method Investments (Textual)
Cost method investments		$ 2,592,000	$ 3,509,404	¥ 24		¥ 18
Equity interest, percentage		6.00%	6.00%	6.00%		6.00%
Ling Ban Online [Member]
Cost Method Investments (Textual)
Cost method investments		$ 864,000	$ 3,509,404			¥ 6
Equity interest, percentage		10.00%	10.00%	10.00%		10.00%